Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail) - Trinomial tree model [member]	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date	$ 58.80
Exercise price	$ 56.40
Expected dividend yield	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	27.77%
Expected lives	4.8
Risk free interest rate	0.73%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	28.86%
Expected lives	7.0
Risk free interest rate	0.80%